Statement of operations - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Net sales revenue	R$ 49,260,594	R$ 47,663,988	R$ 46,879,989
Cost of products sold	(36,177,408)	(34,985,569)	(36,697,842)
Gross Profit	13,083,186	12,678,419	10,182,147
Income (expenses)
Selling and distribution	(1,459,608)	(1,403,673)	(1,077,308)
General and administrative	(1,434,272)	(1,285,613)	(1,095,403)
Research and development	(167,456)	(162,010)	(169,635)
Results from equity investments	39,956	30,078	2,219
Other income (expenses), net	(854,880)	(3,905,954)	(952,300)
Total Income (expenses)	9,206,926	5,951,247	6,889,720
Financial results
Financial expenses	(3,747,217)	(3,570,962)	(3,163,402)
Financial income	603,630	690,122	584,933
Exchange rate variations, net	(798,762)	(3,210,417)	102,910
Total	(3,942,349)	(6,091,257)	(2,475,559)
Profit (loss) before income tax and social contribution	5,264,577	(140,010)	4,414,161
Current and deferred income tax and social contribution	(1,357,682)	(616,046)	(1,660,354)
Profit (loss) for the year of continued operations	3,906,895	(756,056)	2,753,807
Discontinued operations results
Profit (loss) from discontinued operations	13,499	40,760	16,827
IR and CSL - current and deferred	(4,623)	(13,901)	(10,445)
Total Discontinued operations results	8,876	26,859	6,382
Profit (loss) for the year	3,915,771	(729,197)	2,760,189
Attributable to:
Company's shareholders	3,865,440	(411,472)	3,001,720
Non-controlling interest in subsidiaries	50,331	(317,725)	(241,531)
Profit (loss) for the year	R$ 3,915,771	R$ (729,197)	R$ 2,760,189